Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2025 $ / bbl $ / MMBTU $ / $	Dec. 31, 2024 $ / bbl $ / $ $ / MMBTU
Disclosure of detailed information about property, plant and equipment [line items]
2026 | $ / $	0.73	0.71
2027 | $ / $	0.74	0.73
2028 | $ / $	0.74	0.74
2029 | $ / $	0.74	0.74
2030 | $ / $	0.74	0.74
2031 - 2036 | $ / $	0.74	0.74
2026	0.00%	0.00%
2027	2.00%	2.00%
2028	2.00%	2.00%
2029	2.00%	2.00%
2030	2.00%	2.00%
2031 - 2036	2.00%	2.00%
Thereafter (inflation percentage)	2.00%	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2026 | $ / bbl	59.92	71.58
2027 | $ / bbl	65.1	74.48
2028 | $ / bbl	70.28	75.81
2029 | $ / bbl	71.93	77.66
2030 | $ / bbl	73.37	79.22
2031 - 2036 | $ / bbl	78.69	84.95
Thereafter (inflation percentage)	2.00%	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2026 | $ / MMBTU	3	2.36
2027 | $ / MMBTU	3.3	3.33
2028 | $ / MMBTU	3.49	3.48
2029 | $ / MMBTU	3.58	3.69
2030 | $ / MMBTU	3.65	3.76
2031 - 2036 | $ / MMBTU	3.92	4.03
Thereafter (inflation percentage)	2.00%	2.00%